Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Summary
The following table summarizes information regarding stock options as at December 31, 2013:

	Options outstanding		Options exercisable
		Weighted average		Weighted average
		remaining		remaining
Exercise price	Number	contractual life	Number	contractual life
US$	of options	(in years)	of options	(in years)

18.82	42,500	4.97	42,500	4.97
15.28	230,250	6.70	-	-

	272,750		42,500

Stock Option Activity
The stock option activity under the abovementioned plans is as follows:

			Weighted
		Weighted	average
	Number	average	grant date
	of options	exercise price	fair value
		US$	US$

Balance at January 1, 2011	305,825

Exercised	(45,400)	3.62	1.75
Forfeited	(3,000)	16.32	7.54

Balance at December 31, 2011	257,425

Granted	240,000	15.28	6.54
Exercised	(82,338)	3.35	1.81
Forfeited	(2,000)	15.28	6.54

Balance at December 31, 2012	413,087

Exercised	(132,587)	14.28	6.61
Forfeited	(7,750)	15.28	6.54

Balance at December 31, 2013	272,750
Exercisable at December 31, 2013	42,500

Summary of Allocation of the Stock-Based Compensation Expenses
During 2011, 2012 and 2013, the Company recorded share-based compensation expenses. The following summarizes the allocation of the stock-based compensation expenses:

	Year ended December 31
	2011	2012	2013
	US$ thousands	US$ thousands	US$ thousands

Cost of sales	24	46	103
Research and development costs	96	130	193
Selling and marketing expenses	134	159	177
General and administrative expenses	183	209	195

	437	544	668

$3.82 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value Assumptions
The Company recognizes compensation expenses on these options based on estimated grant date fair value using the Monte Carlo option-pricing model with the following assumptions:

Average Risk-free interest rate (a)	3.73%
Expected dividend yield	0.0%
Average expected volatility (b)	112.42%
Termination rate	11%
Suboptimal rate (c)	3.45

(a)	Risk-free interest rate represents risk free US$ zero-coupon US Government Bonds at time of grant.
(b)	Expected average volatility represents a weighted average standard deviation rate for the price of the Company's ordinary shares on the NASDAQ National Market.
(c)
Suboptimal rate represents the multiple of the increase in the market share price on the day of grant of the option which, should it come to pass, will lead to exercise of the option by the employee. It is the average suboptimal rate of the Company and similar companies.

$18.82 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value Assumptions
The Company recognizes compensation expenses on these options based on estimated grant date fair value using the Binomial option-pricing model with the following assumptions:

Average Risk-free interest rate (a)	3.00%
Expected dividend yield	0.0%
Average expected volatility (b)	82.64%
Termination rate	9%
Suboptimal rate (c)	3.45

(a)	Risk-free interest rate represents risk free US$ zero-coupon US Government Bonds at time of grant.
(b)	Expected average volatility represents a weighted average standard deviation rate for the price of the Company's ordinary shares on the NASDAQ National Market.
(c)
Suboptimal rate represents the multiple of the increase in the market share price on the day of grant of the option which, should it come to pass, will lead to exercise of the option by the employee. It is the average suboptimal rate of the Company and similar companies.

$15.28 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value Assumptions
The Company recognizes compensation expenses on these options based on estimated grant date fair value using the Binomial option-pricing model with the following assumptions:

Average Risk-free interest rate (a)	1.33%
Expected dividend yield	0.0%
Average expected volatility (b)	64.71%
Termination rate	9%
Suboptimal rate (c)	3.2

(a)	Risk-free interest rate represents risk free US$ zero-coupon US Government Bonds at time of grant.
(b)	Expected average volatility represents a weighted average standard deviation rate for the price of the Company's ordinary shares on the NASDAQ National Market.
(c)
Suboptimal rate represents the multiple of the increase in the market share price on the day of grant of the option which, should it come to pass, will lead to exercise of the option by the employee. It is the average suboptimal rate of the Company and similar companies.